LORD ABBETT DEVELOPING GROWTH FUND, INC.
90 Hudson Street
Jersey City, New Jersey 07302-3973

December 1, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett Developing Growth Fund, Inc. (the “Registrant”)
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on November 22, 2022; and

2. the text of Post-Effective Amendment No. 75, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on November 22, 2022.

Sincerely,

/s/Linda Y. Kim
Linda Y. Kim
Vice President and Assistant Secretary
Lord Abbett Family of Funds